Provisions - Other provisions (Detail) - Miscellaneous other provisions [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	€ 432	€ 499	€ 720
Additional provisions, other provisions	143	169	304
Provision used, other provisions	127	178	238
Unused provision reversed, other provisions	61	57	87
Increase through adjustments arising from passage of time, other provisions	1	2	(2)
Decrease through transfer to liabilities included in disposal groups classified as held for sale, other provisions			156
Increase (decrease) through net exchange differences, other provisions	10	(3)	(43)
Other provisions at end of period	392	432	€ 499
IFRS 16 [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions at beginning of period	426
Other provisions at end of period	€ (6)	€ 426